Subsequent Events - Narrative (Details) - $ / shares		12 Months Ended
	Feb. 02, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 05, 2018
Subsequent Event
Subsequent Event [Line Items]
Dividends payable, amount per share					$ 0.02
Restricted Stock [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		150,000	2,582,000	804,035
Scorpio Services Holding Limited | Restricted Stock [Member] | Subsequent Event
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	111,500